A Message
From
The Chairman of the Board
and President of
OneAmerica Funds, Inc.


To  Participants  in AUL  American  Individual  Variable  Annuity Unit Trust

The longest expansion in U.S. history finally came to a close as the United States experienced negative economic growth during the first nine months of 2001. Despite the tragic events of last year, our economy has performed far better than expected during 2002. GDP advanced at a robust 5.0% (annualized) rate during the first quarter of 2002, buoyed by strong consumer spending, fiscal stimulus and inventory rebuilding. However, second quarter GDP slowed to a 1.1% annual growth rate, much less than the consensus forecast, due in large part to a decline in consumer spending.

The likelihood of an economic recovery during the second half of this year has now become more uncertain, which has caused downward pressure on the stock market. The S&P 500 (a commonly used broad equity index) experienced a return of -13.2% during the first half of 2002 and is currently trading at five-year lows. The NASDAQ Composite declined 24.8% during the first six months and has lost over 70% of its value since its peak in March 2000. Although investors are still concerned about renewed terrorism threats and recession implications, we also have to contend with a "crisis of confidence." Investors have lost their confidence in the integrity of corporate management, corporate auditors, and Wall Streets' objectivity in analyzing company financials.

The overall equity market has provided disappointing investment returns for the past 2 1/2 years. A turnaround for the remainder of the year will be contingent on several factors. The economy needs to maintain its current growth pattern, which should lead to a much-needed rebound in corporate earnings. We also need to deal with the corporate scandals that are negatively impacting the investment markets. Addressing these factors should restore investor confidence and provide a more positive outlook for the stock market.

Bond funds have proven to be a safe haven so far in 2002. The average taxable bond fund earned 1.36% in the first half of the year. Compared to the double-digit negative returns reported by the average equity fund and to the very low yields currently being paid by money market funds, this return stacks up quite well.

In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.

R. Stephen Radcliffe
Chairman of the Board of Directors and_President of OneAmerica Funds, Inc. Indianapolis, Indiana
August 15, 2002

(This page is intentionally blank)

              AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF NET ASSETS
                                 June 30, 2002
                                  (unaudited)


                                              OneAmerica Funds                           Fidelity

                                                        Investment                    VIP          VIP
                                 Value   Money Market   Grade Bond Asset Director High Income    Growth


Assets:
  Investments at value      $  8,258,295 $ 14,300,114  $ 8,220,223  $  9,686,362 $ 1,547,462  $ 8,320,698



Net assets                  $  8,258,295 $ 14,300,114  $ 8,220,223  $  9,686,362 $ 1,547,462  $ 8,320,698



Units outstanding              1,334,447   12,542,808    1,369,430     1,555,872     482,737    2,227,246



Accumulation unit value     $       6.19 $       1.14  $      6.00  $      6.23  $      3.21  $      3.74



                                                        Fidelity

                                  VIP          VIP          VIP          VIP          VIP
                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund


Assets:
  Investments at value      $    758,484 $  7,521,182  $13,251,434  $  5,079,154 $ 8,324,323



Net assets                  $    758,484 $  7,521,182  $13,251,434  $  5,079,154 $ 8,324,323



Units outstanding                183,598    1,654,661    3,460,878     1,097,839   1,775,200



Accumulation unit value     $       4.13 $       4.55  $      3.83  $      4.63  $      4.69


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 2002
                                  (unaudited)

                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid Cap
                             International & Growth       Growth      Small Cap     Growth

Assets:
  Investments at value      $    939,726 $  2,095,419  $13,759,304  $ 17,559,971 $ 1,387,308



Net assets                  $    939,726 $  2,095,419  $13,759,304  $ 17,559,971 $ 1,387,308



Units outstanding                215,357      510,487    3,720,501     7,654,694     335,214



Accumulation unit value     $       4.36 $       4.10  $      3.70  $      2.29  $      4.14



                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.   Equity Income(1)   Bond        Growth

Assets:
  Investments at value      $  1,821,032 $  2,392,543  $11,180,508  $  2,673,072 $ 2,333,586



Net assets                  $  1,821,032 $  2,392,543  $11,180,508  $  2,673,072 $ 2,333,586



Units outstanding                513,510    1,224,483    2,149,231       448,005     520,876



Accumulation unit value     $       3.56 $       1.95  $      5.20  $      5.97  $      4.48

(1) See footnote 1.
The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 2002
                                  (unaudited)

                                       Janus                    SAFECO                    INVESCO

                               Worldwide   Flexible                  RST Growth               VIF-Financial
                               Growth(1)   Income(1)    RST Equity  OpportunitiesVIF-Dynamics   Services

Assets:
  Investments at value      $  8,150,497 $  4,575,089  $ 1,183,100  $  2,877,120 $ 2,120,901  $   164,093



Net assets                  $  8,150,497 $  4,575,089  $ 1,183,100  $  2,877,120 $ 2,120,901  $   164,093



Units outstanding              1,890,453      773,958      353,266       539,942     557,708       34,096



Accumulation unit value     $       4.31 $       5.91  $      3.35  $      5.33  $      3.80  $      4.81



                                                   INVESCO

                              VIF-Health              VIF-Real Estate   VIF-
                               Sciences   VIF-Utilities Opportunity  High Yield

Assets:
  Investments at value      $    253,420 $    251,640  $   295,914  $     33,489



Net assets                  $    253,420 $    251,640  $   295,914  $     33,489



Units outstanding                 59,562       67,889       52,263         8,609



Accumulation unit value     $       4.25 $       3.71  $      5.66  $      3.89


(1) See footnote 1.
The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF OPERATIONS
                     for the six months ended June 30, 2002
                                  (unaudited)

                                              OneAmerica Funds                           Fidelity

                                                        Investment                    VIP          VIP
                                 Value   Money Market   Grade Bond Asset Director High Income    Growth

Investment income:
  Dividend income           $          - $    171,507  $         -  $          - $   149,195  $    22,188

  Net investment
   income                              -      171,507            -             -     149,195       22,188


Gain (loss) on investments:
  Net realized gain (loss)        28,867            -        8,060           831    (170,682)    (732,975)
  Realized gain distributions          -            -            -             -           -            -
  Net change in unrealized
   appreciation
   (depreciation)                 (7,161)           -      135,805        64,153     (48,099)  (1,286,974)

  Net gain (loss)                 21,706            -      143,865        64,984    (218,781)  (2,019,949)


Increase (decrease) in
  net assets from operations$     21,706 $    171,507  $   143,865  $     64,984 $   (69,586) $(1,997,761)


                                                        Fidelity

                                  VIP          VIP          VIP          VIP          VIP
                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund

Investment income:
  Dividend income           $      6,015 $    289,685  $   160,158  $     66,008 $    60,583

  Net investment
   income                          6,015      289,685      160,158        66,008      60,583


Gain (loss) on investments:
  Net realized gain (loss)       (39,924)    (180,594)    (298,313)    (24,453)     (123,806)
  Realized gain distributions          -            -         -         89,844             -
  Net change in unrealized
   appreciation
   (depreciation)                 12,129     (791,954)  (1,854,469)   (487,764)       (5,896)

  Net gain (loss)                (27,795)    (972,548)  (2,152,782)   (422,373)     (129,702)


Increase (decrease) in
  net assets from operations$    (21,780) $  (682,863) $(1,992,624) $ (356,365)   $  (69,119)

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                     for the six months ended June 30, 2002
                                  (unaudited)

                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid Cap
                             International & Growth       Growth      Small Cap     Growth

Investment income:
  Dividend income           $      6,499 $     19,620  $     5,459  $          - $         -

  Net investment
   income                          6,499       19,620        5,459             -           -


Gain (loss) on investments:
  Net realized gain (loss)       (70,999)     (56,583)  (1,382,641)     (125,484)   (109,897)
  Realized gain distributions          -            -            -             -           -
  Net change in unrealized
   appreciation
   (depreciation)                 50,157     (179,860)  (1,984,225)     (145,243)   (236,628)

  Net gain (loss)                (20,842)    (236,443)  (3,366,866)     (270,727)   (346,525)


Increase (decrease) in
  net assets from operations$    (14,343) $  (216,823) $(3,361,407)   $ (270,727) $ (346,525)


                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth

Investment income:
  Dividend income           $          - $          -  $    67,800  $     47,425 $         -

  Net investment
   income                              -            -       67,800        47,425           -


Gain (loss) on investments:
  Net realized gain (loss)        22,633       36,186       30,597         1,612         299
  Realized gain distributions          -            -       10,454             -           -
  Net change in unrealized
   appreciation
   (depreciation)               (390,032)  (1,878,093)    (608,085)      (11,825)   (242,032)

  Net gain (loss)               (367,399)  (1,841,907)    (567,034)      (10,213)   (241,733)


Increase (decrease) in
  net assets from operations$   (367,399) $(1,841,907)  $ (499,234)     $ 37,212 $  (241,733)

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                     for the six months ended June 30, 2002
                                  (unaudited)

                                       Janus                    SAFECO                    INVESCO

                               Worldwide   Flexible                  RST Growth      VIF-     VIF-Financial
                                Growth      Income      RST Equity  Opportunities  Dynamics     Services

Investment income:
  Dividend income           $     32,712 $    113,709  $         -  $          - $         -  $        48

  Net investment
   income                         32,712      113,709            -             -           -           48


Gain (loss) on investments:
  Net realized gain (loss)      (110,675)       5,224     (101,940)      (20,361)   (141,491)        (128)
  Realized gain distributions          -            -            -         9,705           -            -
  Net change in unrealized
   appreciation
   (depreciation)             (1,117,093)       1,384     (127,121)     (526,366)     (4,953)      (9,038)

  Net gain (loss)             (1,227,768)       6,608     (229,061)     (537,022)   (146,444)      (9,166)


Increase (decrease) in
  net assets from operations$ (1,195,056)  $  120,317  $  (229,061)   $ (537,022) $ (146,444)    $ (9,118)


                                                    INVESCO

                              VIF-Health              VIF-Real Estate   VIF-
                               Sciences   VIF-Utilities Opportunity  High Yield

Investment income:
  Dividend income           $          - $        715  $         -  $      1,309

  Net investment
   income                              -          715            -         1,309


Gain (loss) on investments:
  Net realized gain (loss)        (6,465)        (674)       2,332        (1,837)
  Realized gain distributions          -            -            -             -
  Net change in unrealized
   appreciation
   (depreciation)                (21,793)     (22,724)       5,338        (3,004)

  Net gain (loss)                (28,258)     (23,398)       7,670        (4,841)


Increase (decrease) in
  net assets from operations $   (28,258)  $  (22,683)    $  7,670      $ (3,532)

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           OneAmerica Funds
                                       Value                 Money Market          Investment Grade Bond

                              Six months                Six months                Six months
                                 ended       Year          ended        Year         ended        Year
                                6/30/02      ended        6/30/02       ended       6/30/02       ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase in net assets
from operations:
  Net investment income     $          - $     43,718  $   171,507  $    722,083 $         -  $   274,663
  Net realized gain (loss)        28,867       13,491            -             -       8,060       70,736
  Realized gain distributions          -      183,835            -             -           -            -
  Net change in unrealized
   appreciation (depreciation)    (7,161)      43,064            -             -     135,805     (178,055)

Increase (decrease)
  in net assets
  from operations                 21,706      284,108      171,507       722,083     143,865      167,344


Contract owner transactions:
   Proceeds from units sold    5,550,922    4,655,470  654,185,734 1,558,298,484   3,488,603    6,804,473
   Cost of units redeemed     (1,130,914)  (1,866,690)(676,599,807)(1,535,869,818)(1,073,517)  (2,410,530)
   Account charges               (38,584)     (26,002)    (183,210)     (363,732)    (48,256)     (48,459)

      Increase (decrease)      4,381,424    2,762,778  (22,597,283)   22,064,934   2,366,830    4,345,484


Net increase (decrease)        4,403,130    3,046,886  (22,425,776)   22,787,017   2,510,695    4,512,828
Net assets, beginning          3,855,165      808,279   36,725,890    13,938,873   5,709,528    1,196,701

Net assets, ending          $  8,258,295 $  3,855,165  $14,300,114  $ 36,725,890 $ 8,220,223  $ 5,709,528


Units sold                       877,816      841,964  575,781,850 1,392,580,561     586,523    1,179,450
Units redeemed                  (189,080)    (346,922)(595,656,649)(1,372,910,217)  (188,753)    (425,872)


Net increase (decrease)          688,736      495,042  (19,874,799)   19,670,344     397,770      753,578
Units outstanding, beginning     645,711      150,669   32,417,607    12,747,263     971,660      218,082

Units outstanding, ending      1,334,447      645,711   12,542,808    32,417,607   1,369,430      971,660


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                 OneAmerica Funds                           Fidelity
                                  Asset Director             VIP High Income            VIP Growth

                              Six months                Six months                Six months
                                 ended       Year          ended        Year         ended        Year
                                6/30/02      ended        6/30/02       ended       6/30/02       ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase in net assets
from operations:
  Net investment income     $          - $    104,041  $   149,195  $    162,196 $    22,188  $     6,905
  Net realized gain (loss)           831       53,300     (170,682)     (142,605)   (732,975)    (628,342)
  Realized gain distributions          -      140,351            -             -           -      649,152
  Net change in unrealized
   appreciation (depreciation)    64,153      (12,224)     (48,099)     (207,031) (1,286,974)  (1,989,843)

Increase (decrease)
  in net assets
  from operations                 64,984      285,468      (69,586)     (187,440) (1,997,761)  (1,962,128)


Contract owner transactions:
   Proceeds from units sold    5,956,220    4,682,977      433,526       830,016   1,436,472    5,773,269
   Cost of units redeemed       (593,023)  (1,301,193)    (286,388)     (374,639) (1,568,061)  (2,757,271)
   Account charges               (47,189)     (29,619)      (9,276)      (18,138)    (65,279)    (130,288)

      Increase (decrease)      5,316,008    3,352,165      137,862       437,239    (196,868)   2,885,710


Net increase (decrease)        5,380,992    3,637,633       68,276       249,799  (2,194,629)     923,582
Net assets, beginning          4,305,370      667,737    1,479,186     1,229,387  10,515,327    9,591,745

Net assets, ending          $  9,686,362 $  4,305,370  $ 1,547,462  $  1,479,186 $ 8,320,698  $10,515,327


Units sold                       944,386      824,697      129,366       228,192     332,501    1,177,244
Units redeemed                  (101,203)    (234,206)     (87,734)     (110,691)   (378,132)    (611,233)


Net increase (decrease)          843,183      590,491       41,632       117,501     (45,631)     566,011
Units outstanding, beginning     712,689      122,198      441,105       323,604   2,272,877    1,706,866

Units outstanding, ending      1,555,872      712,689      482,737       441,105   2,227,246    2,272,877


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                               Fidelity


                                   VIP Overseas             VIP Asset Manager          VIP Index 500

                              Six months                Six months                Six months
                                 ended       Year          ended        Year         ended        Year
                                6/30/02      ended        6/30/02       ended       6/30/02       ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase in net assets
from operations:
  Net investment income     $      6,015 $     31,995  $   289,685  $    275,009 $   160,158  $   131,052
  Net realized gain (loss)       (39,924)   1,130,762     (180,594)     (252,551)   (298,313)    (185,472)
  Realized gain distributions          -       50,573            -       103,129           -            -
  Net change in unrealized
   appreciation (depreciation)    12,129     (162,133)    (791,954)     (445,389) (1,854,469)  (1,540,529)

Increase (decrease)
  in net assets
  from operations                (21,780)   1,051,197     (682,863)     (319,802) (1,992,624)  (1,594,949)


Contract owner transactions:
   Proceeds from units sold    1,256,535  203,170,633    1,167,135     3,416,596   3,262,310    7,046,592
   Cost of units redeemed     (1,155,685)(204,202,478)    (797,078)   (1,585,393) (1,902,150)  (2,910,254)
   Account charges                (5,238)     (34,188)     (52,213)     (101,529)    (90,498)    (163,383)

      Increase (decrease)         95,612   (1,066,033)     317,844     1,729,674    1,269,662   3,972,955


Net increase (decrease)           73,832      (14,836)    (365,019)    1,406,558    (722,962)   2,378,006
Net assets, beginning            684,652      699,488    7,886,201     6,473,012  13,974,396   11,596,390

Net assets, ending          $    758,484 $    684,652  $ 7,521,182  $  7,886,201 $13,251,434  $13,974,396


Units sold                       297,621   41,001,304      241,410       686,825     769,179    1,573,737
Units redeemed                  (275,616) (40,969,849)    (176,526)     (348,567)   (473,182)    (717,306)


Net increase (decrease)           22,005       31,455       64,884       338,258     295,997      856,431
Units outstanding, beginning     161,593      130,138    1,589,777     1,251,519   3,164,881    2,308,450

Units outstanding, ending        183,598      161,593    1,654,661     1,589,777   3,460,878    3,164,881

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                  Fidelity                           American Century
                                 VIP Equity-Income           VIP Contrafund          VP International

                              Six months                Six months                Six months
                                 ended       Year          ended        Year         ended        Year
                                6/30/02      ended        6/30/02       ended       6/30/02       ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase in net assets
from operations:
  Net investment income     $     66,008       39,111  $    60,583  $     48,983 $     6,499  $       645
  Net realized gain (loss)       (24,453)     (31,607)    (123,806)     (347,006)    (70,999)    (308,919)
  Realized gain distributions     89,844      109,882            -       172,879           -       71,290
  Net change in unrealized
   appreciation (depreciation)  (487,764)    (253,852)      (5,896)     (747,831)     50,157     (119,262)

Increase (decrease)
  in net assets
  from operations               (356,365)    (136,466)     (69,119)     (872,975)    (14,343)    (356,246)


Contract owner transactions:
   Proceeds from units sold    1,868,545    2,730,270    1,647,445     4,591,416   2,568,494   27,600,162
   Cost of units redeemed       (390,335)    (707,210)    (758,663)   (2,501,493) (2,604,552) (27,028,248)
   Account charges               (33,019)     (43,619)     (52,633)      (93,089)     (5,460)     (14,913)

      Increase (decrease)      1,445,191    1,979,441      836,149     1,996,834     (41,518)     557,001


Net increase (decrease)        1,088,825    1,842,975      767,030     1,123,859     (55,861)     200,755
Net assets, beginning          3,990,329    2,147,354    7,557,293     6,433,434     995,587      794,832

Net assets, ending          $  5,079,154 $  3,990,329  $ 8,324,323  $  7,557,293 $   939,726  $   995,587


Units sold                       374,413      548,737      345,103       972,565     591,522    5,104,996
Units redeemed                   (86,000)    (153,308)    (168,895)     (568,085)   (594,111)  (5,010,287)


Net increase (decrease)          288,413      395,429      176,208       404,480      (2,589)      94,709
Units outstanding, beginning     809,426      413,997    1,598,992     1,194,512     217,946      123,237

Units outstanding, ending      1,097,839      809,426    1,775,200     1,598,992     215,357      217,946

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                 American Century                             Alger
                                VP Income & Growth            American Growth       American Small Cap

                              Six months                Six months                Six months
                                 ended       Year          ended        Year         ended        Year
                                6/30/02      ended        6/30/02       ended       6/30/02       ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase in net assets
from operations:
  Net investment income     $     19,620 $     11,095  $     5,459  $     34,761 $       -  $       457
  Net realized gain (loss)       (56,583)     (18,185)  (1,382,641)  (6,884,356)  (125,484)   1,293,366
  Realized gain distributions          -            -            -    1,884,950          -            -
  Net change in unrealized
   appreciation (depreciation)  (179,860)    (105,988)  (1,984,225)   3,384,433   (145,243)     (39,719)

Increase (decrease)
  in net assets
  from operations               (216,823)    (113,078)  (3,361,407)  (1,580,212)  (270,727)   1,254,104


Contract owner transactions:
   Proceeds from units sold      748,946    1,126,190  106,837,328   112,315,835 521,442,277  492,899,675
   Cost of units redeemed       (335,620)    (250,653)(105,578,525) (108,125,394)(505,596,727)(492,750,946)
   Account charges               (12,410)     (18,059)    (112,535)     (196,087)    (70,605)      (44,941)

  Increase (decrease)            400,916      857,478    1,146,268     3,994,354  15,774,945      103,788


Net increase (decrease)          184,093      744,400   (2,215,139)    2,414,142  15,504,218    1,357,892
Net assets, beginning          1,911,326    1,166,926   15,974,443    13,560,301   2,055,753      697,862

Net assets, ending          $  2,095,419 $  1,911,326  $13,759,304  $ 15,974,443 $17,559,971  $ 2,055,753


Units sold                       169,192      242,258   24,672,775    25,255,961 205,715,609  188,804,903
Units redeemed                   (76,353)     (58,302) (24,477,777)  (24,368,934)(198,829,267)(188,220,405)


Net increase (decrease)           92,839      183,956      194,998       887,027   6,886,342      584,498
Units outstanding, beginning     417,648      233,692    3,525,503     2,638,476     768,352      183,854

Units outstanding, ending        510,487      417,648    3,720,501     3,525,503   7,654,694      768,352

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                      Calvert                                 PBHG
                                      Social
                                  Mid Cap Growth                Growth II       Technology & Communications

                              Six months                Six months                Six months
                                 ended       Year          ended        Year         ended        Year
                                6/30/02      ended        6/30/02       ended       6/30/02       ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase in net assets
from operations:
  Net investment income     $          - $          -  $         -  $          - $         -  $         -
  Net realized gain (loss)      (109,897)     (64,946)      22,633      (626,242)     36,186  (14,845,367)
  Realized gain distributions          -      104,522            -             -           -    2,167,297
  Net change in unrealized
   appreciation (depreciation)  (236,628)    (174,741)    (390,032)      218,454  (1,878,093)   7,106,607

Increase (decrease)
  in net assets
  from operations               (346,525)    (135,165)    (367,399)     (407,788) (1,841,907)  (5,571,463)


Contract owner transactions:
   Proceeds from units sold      462,704    1,511,935      350,449   381,159,112     417,993  235,574,860
   Cost of units redeemed       (330,318)    (463,280)    (407,752) (380,867,616)   (487,131)(231,743,526)
   Account charges                (9,881)     (15,859)     (12,126)      (51,534)    (21,912)     (70,732)

      Increase (decrease)        122,505    1,032,796      (69,429)      239,962     (91,050)   3,760,602


Net increase (decrease)         (224,020)     897,631     (436,828)     (167,826) (1,932,957)  (1,810,861)
Net assets, beginning          1,611,328      713,697    2,257,860     2,425,686   4,325,500    6,136,361

Net assets, ending          $  1,387,308 $  1,611,328  $ 1,821,032  $  2,257,860 $ 2,392,543  $ 4,325,500


Units sold                        96,418      284,409       93,408    77,462,365     141,543   55,366,384
Units redeemed                   (74,697)     (92,875)    (108,157)  (77,272,054)   (180,131) (54,957,575)


Net increase (decrease)           21,721      191,534      (14,749)      190,311     (38,588)     408,809
Units outstanding, beginning     313,493      121,959      528,259       337,948   1,263,071      854,262

Units outstanding, ending        335,214      313,493      513,510       528,259   1,224,483    1,263,071

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                             T. Rowe Price
                                   Equity Income            Limited-Term Bond         Mid-Cap Growth

                              Six months                Six months                Six months
                                 ended       Year          ended        Year         ended        Year
                                6/30/02      ended        6/30/02       ended       6/30/02       ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase in net assets
from operations:
  Net investment income     $     67,800 $     97,225  $    47,425  $     24,397 $         -  $         -
  Net realized gain (loss)        30,597      (33,546)       1,612         2,706         299      289,421
  Realized gain distributions     10,454      126,163            -             -           -            -
  Net change in unrealized
   appreciation (depreciation)  (608,085)    (108,021)     (11,825)        6,735    (242,032)     143,194

Increase (decrease)
  in net assets
  from operations               (499,234)      81,821       37,212        33,838    (241,733)     432,615


Contract owner transactions:
   Proceeds from units sold    4,536,007    6,883,785    1,500,986     1,448,277   1,034,617   32,897,499
   Cost of units redeemed     (1,087,533)  (3,282,897)    (250,844)     (184,132)   (103,977) (32,022,902)
   Account charges               (66,016)     (85,655)     (14,260)       (7,692)    (13,423)     (13,602)

      Increase (decrease)      3,382,458    3,515,233    1,235,882     1,256,453     917,217      860,995


Net increase (decrease)        2,883,224    3,597,054    1,273,094     1,290,291     675,484    1,293,610
Net assets, beginning          8,297,284    4,700,230    1,399,978       109,687   1,658,102      364,492

Net assets, ending          $ 11,180,508 $  8,297,284  $ 2,673,072  $  1,399,978 $ 2,333,586  $ 1,658,102


Units sold                       824,150    1,310,527      254,051       252,479     213,531    7,526,158
Units redeemed                  (212,130)    (656,960)    (44,906)       (33,922)    (24,247)  (7,266,786)


Net increase (decrease)          612,020      653,567      209,145       218,557     189,284      259,372
Units outstanding, beginning   1,537,211      883,644      238,860        20,303     331,592       72,220

Units outstanding, ending      2,149,231    1,537,211      448,005       238,860     520,876      331,592

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                    Janus                                 SAFECO
                                 Worldwide Growth           Flexible Income             RST Equity

                              Six months                Six months                Six months
                                 ended       Year          ended        Year         ended        Year
                                6/30/02      ended        6/30/02       ended       6/30/02       ended
                              (unaudited)  12/31/01     (unaudited)   12/31/01    (unaudited)   12/31/01

Increase in net assets
from operations:
  Net investment income     $     32,712 $     42,952  $   113,709  $    130,640 $         -  $    12,545
  Net realized gain (loss)      (110,675)  (2,856,082)       5,224         5,277    (101,940)     (61,890)
  Realized gain distributions          -            -            -             -           -            -
  Net change in unrealized
   appreciation (depreciation)(1,117,093)     764,314        1,384        (7,954)   (127,121)    (101,564)

Increase (decrease)
  in net assets
  from operations             (1,195,056)  (2,048,816)     120,317       127,963    (229,061)    (150,909)


Contract owner transactions:
   Proceeds from units sold    1,589,418   35,544,718    2,041,098     2,166,662     249,042      914,405
   Cost of units redeemed       (766,062) (32,679,242)    (458,938)     (583,459)   (521,891)    (344,170)
   Account charges               (55,412)    (112,230)     (23,622)      (24,790)     (9,762)     (20,373)

      Increase (decrease)        767,944    2,753,246    1,558,538     1,558,413    (282,611)     549,862


Net increase (decrease)         (427,112)     704,430    1,678,855     1,686,376    (511,672)     398,953
Net assets, beginning          8,577,609    7,873,179    2,896,234     1,209,858   1,694,772    1,295,819

Net assets, ending          $  8,150,497 $  8,577,609  $ 4,575,089  $  2,896,234 $ 1,183,100  $ 1,694,772


Units sold                       338,296    5,827,805      351,878       387,142      68,906      217,646
Units redeemed                  (178,126)  (5,329,295)     (83,362)     (109,178)   (134,201)     (88,886)


Net increase (decrease)          160,170      498,510      268,516       277,964     (65,295)     128,760
Units outstanding, beginning   1,730,283    1,231,773      505,442       227,478     418,561      289,801

Units outstanding, ending      1,890,453    1,730,283      773,958       505,442     353,266      418,561


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                      SAFECO                                 INVESCO
                             RST Growth Opportunities         VIF-Dynamics        VIF-Financial Services

                              Six months                Six months For the period Six months For the period
                                 ended       Year          ended    from 8/28/01     ended    from 8/28/01
                                6/30/02      ended        6/30/02  (commencement)   6/30/02  (commencement)
                              (unaudited)  12/31/01     (unaudited)  to 12/31/01  (unaudited)  to 12/31/01

Increase in net assets
from operations:
  Net investment income     $          - $          -  $         -  $          - $        48  $        77
  Net realized gain (loss)       (20,361)     (51,668)    (141,491)          194        (128)           -
  Realized gain distributions      9,705       55,648            -            54           -          939
  Net change in unrealized
   appreciation (depreciation)  (526,366)     464,539       (4,953)        4,688      (9,038)        (311)

Increase (decrease)
  in net assets
  from operations               (537,022)     468,519     (146,444)        4,936      (9,118)         705


Contract owner transactions:
   Proceeds from units sold    1,111,872    1,637,146   26,610,976       106,926     141,418       37,373
   Cost of units redeemed       (325,789)    (487,501) (24,451,961)         (813)     (5,591)           -
   Account charges               (17,425)     (20,572)      (2,568)         (151)       (640)         (54)

      Increase (decrease)        768,658    1,129,073    2,156,447       105,962     135,187       37,319


Net increase (decrease)          231,636    1,597,592    2,010,003       110,898     126,069       38,024
Net assets, beginning          2,645,484    1,047,892      110,898             -      38,024            -

Net assets, ending          $  2,877,120 $  2,645,484  $ 2,120,901  $    110,898 $   164,093  $    38,024


Units sold                       188,810      306,576    5,872,172        22,159      27,764        7,579
Units redeemed                   (57,975)     (90,540)  (5,336,431)         (192)     (1,236)         (11)


Net increase (decrease)          130,835      216,036      535,741        21,967      26,528        7,568
Units outstanding, beginning     409,107      193,071       21,967             -       7,568            -

Units outstanding, ending        539,942      409,107      557,708        21,967      34,096        7,568

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                               INVESCO
                                                                                      VIF-Real Estate
                                VIF-Health Sciences           VIF-Utilities             Opportunity

                              Six monthsFor the period  Six months For the period Six months For the period
                                 ended   from 8/28/01      ended    from 8/28/01     ended    from 8/28/01
                                6/30/02 (commencement)    6/30/02  (commencement)   6/30/02  (commencement)
                              (unaudited) to 12/31/01   (unaudited)  to 12/31/01  (unaudited)  to 12/31/01

Increase in net assets
from operations:
  net investment income     $          - $          -  $       715  $        135 $         -  $        75
  Net realized gain (loss)        (6,465)         466         (674)         (627)      2,332            -
  Realized gain distributions          -           12            -             -           -            -
  Net change in unrealized
   appreciation (depreciation)   (21,793)         222      (22,724)          794       5,338          277

Increase (decrease)
  in net assets
  from operations                (28,258)         700      (22,683)          302       7,670          352


Contract owner transactions:
   Proceeds from units sold      321,181       80,408      239,562        56,561     311,554        6,766
   Cost of units redeemed       (109,208)     (10,239)      (9,940)      (11,062)    (30,048)           -
   Account charges                (1,027)        (137)      (1,030)          (70)       (367)         (13)

      Increase (decrease)        210,946       70,032      228,592        45,429     281,139        6,753


Net increase (decrease)          182,688       70,732      205,909        45,731     288,809        7,105
Net assets, beginning             70,732            -       45,731             -       7,105            -

Net assets, ending          $    253,420 $     70,732  $   251,640  $     45,731 $   295,914  $     7,105


Units sold                        69,270       16,150       60,376        12,845      56,465        1,431
Units redeemed                   (23,788)      (2,070)      (2,756)       (2,576)     (5,630)          (3)


Net increase (decrease)           45,482       14,080       57,620        10,269      50,835        1,428
Units outstanding, beginning      14,080            -       10,269             -       1,428            -

Units outstanding, ending         59,562       14,080       67,889        10,269      52,263        1,428

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                      INVESCO
                                  VIF-High Yield

                              Six monthsFor the period
                                 ended   from 8/28/01
                                6/30/02 (commencement)
                              (unaudited) to 12/31/01

Increase in net assets
from operations:
  net investment income     $      1,309 $          1
  Net realized gain (loss)        (1,837)           1
  Realized gain distributions          -            -
  Net change in unrealized
   appreciation (depreciation)    (3,004)          (8)

Increase (decrease)
  in net assets
  from operations                 (3,532)          (6)


Contract owner transactions:
   Proceeds from units sold       30,359       26,559
   Cost of units redeemed        (19,317)        (315)
   Account charges                  (201)         (58)

      Increase (decrease)         10,841       26,186


Net increase (decrease)            7,309       26,180
Net assets, beginning             26,180            -

Net assets, ending          $     33,489 $     26,180


Units sold                         7,397        5,952
Units redeemed                    (4,657)         (83)


Net increase (decrease)            2,740        5,869
Units outstanding, beginning       5,869            -

Units outstanding, ending          8,609        5,869

   The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

   1.    Summary of Significant Accounting Policies
The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series, Inc. (Calvert), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. and T Rowe Price Fixed Income Series, Inc. (T. Rowe Price), INVESCO Variable Investment Funds, Inc. (INVESCO), and PBHG Insurance Series Fund (PBHG).

Security Valuation Transactions and Related Income
The market value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

The stated unit values contained in this report for T. Rowe Equity Income, Janus Worldwide Growth and Janus Flexible Income portfolio sub accounts have been restated. The unit values for T. Rowe Equity Income was understated from 6/26/02 through 7/15/02 and for Janus Worldwide Growth and Janus Flexible Income portfolios from 6/27/02 through 7/15/02. Any transactions affected during these periods were appropriately adjusted.

Related Party Transactions
OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

          Value                0.50%         Investment Grade Bond        0.50%
          Money Market         0.40%         Asset Director               0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying funds. In addition to these fees, account charges are paid to AUL as described below.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges

With respect to individual variable annuity policies funded by the Variable Account, total account charges during the period ended June 30, 2002 and the period ended December 31, 2001 were $1,749,085 and $3,724,916, respectively. Account charges are recorded as a redemption in the accompanying statement of changes in net assets. Deductions are as follows:

No Withdrawal Charge Contract:
AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first

10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Withdrawal Charge Contract:
AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5) withdrawal charges on surrenders exceeding 12% of the account value range from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3. Accumulation Unit Value
A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ended December 31, or from commencement of operations are prescribed below. The total returns presented are based on the change in unit values extended to six decimal places, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years operations have commenced. Total return does not include mortality and expense risk charges, which are imposed at the contract level. Therefore, total return would be lower if these charges were included.

                                                         Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return
   OneAmerica Funds:
      Value
                    June 30, 2002 $     6.19   $     8,258        N/A            3.6%
                             2001       5.97         3,855        N/A           11.3%
                             2000       5.36           808        N/A           17.6%
                             1999       4.56           119        N/A           (8.8%)
                  April 30, 1999*       5.00             -        N/A              -
      Money Market
                    June 30, 2002       1.14         14300        N/A            0.8%
                             2001       1.13        36,726        N/A            3.6%
                             2000       1.09        13,939        N/A            6.0%
                             1999       1.03         2,068        N/A            3.2%
                  April 30, 1999*       1.00             -        N/A              -
      Investment Grade Bond
                    June 30, 2002       6.00         8,220        N/A            2.1%
                             2001       5.88         5,710        N/A            7.1%
                             2000       5.49         1,197        N/A           10.8%
                             1999       4.95           280        N/A           (1.0%)
                  April 30, 1999*       5.00             -        N/A              -
      Asset Director
                    June 30, 2002       6.23         9,686        N/A            3.0%
                             2001       6.04         4,305        N/A           10.6%
                             2000       5.46           668        N/A           15.6%
                             1999       4.73           229        N/A           (5.5%)
                  April 30, 1999*       5.00             -        N/A              -

*Commenced operations.

                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return
   Fidelity:
      VIP High Income
                    June 30, 2002 $     3.21   $     1,547        N/A           (4.4%)
                             2001       3.35         1,479        N/A          (11.8%)
                             2000       3.80         1,229        N/A          (22.5%)
                             1999       4.90           392        N/A           (2.0%)
                  April 30, 1999*       5.00             -        N/A              -
      VIP Growth
                    June 30, 2002       3.74         8,320        N/A          (19.3%)
                             2001       4.63        10,515        N/A          (17.8%)
                             2000       5.62         9,592        N/A          (11.0%)
                             1999       6.31         3,053        N/A           26.2%
                  April 30, 1999*       5.00             -        N/A              -
      VIP Overseas
                    June 30, 2002       4.13           758        N/A           (2.5%)
                             2001       4.24           684        N/A          (21.0%)
                             2000       5.37           699        N/A          (19.1%)
                             1999       6.64           173        N/A           32.9%
                  April 30, 1999*       5.00             -        N/A              -
      VIP Asset Manager
                    June 30, 2002       4.55         7,521        N/A           (8.4%)
                             2001       4.96         7,883        N/A           (4.1%)
                             2000       5.17         6,473        N/A           (3.9%)
                             1999       5.38         1,724        N/A            7.7%
                  April 30, 1999*       5.00             -        N/A              -
      VIP Index 500
                    June 30, 2002       3.83        13,251        N/A          (13.3%)
                             2001       4.42        13,974        N/A          (12.1%)
                             2000       5.02        11,596        N/A           (9.3%)
                             1999       5.54         3,766        N/A           10.8%
                  April 30, 1999*       5.00             -        N/A              -
      VIP Equity-Income
                    June 30, 2002       4.63         5,079        N/A           (6.2%)
                             2001       4.93         3,990        N/A           (5.0%)
                             2000       5.19         2,147        N/A            8.4%
                             1999       4.78           709        N/A           (4.3%)
                  April 30, 1999*       5.00             -        N/A              -
      VIP Contrafund
                    June 30, 2002       4.69         8,324        N/A           (0.8%)
                             2001       4.73         7,557        N/A          (12.2%)
                             2000       5.39         6,433        N/A           (6.6%)
                             1999       5.77         2,029        N/A           15.4%
                  April 30, 1999*       5.00             -        N/A              -

*Commenced operations.

   3.    Accumulation Unit Value (continued)
                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return
   American Century:
      VP International
                    June 30, 2002 $     4.36   $       939        N/A           (4.5%)
                             2001       4.57           996        N/A          (29.2%)
                             2000       6.45           795        N/A          (16.8%)
                             1999       7.75           117        N/A           55.1%
                  April 30, 1999*       5.00             -        N/A              -
      VP Income & Growth
                    June 30, 2002       4.10         2,095        N/A          (10.3%)
                             2001       4.58         1,911        N/A           (8.4%)
                             2000       4.99         1,167        N/A          (10.6%)
                             1999       5.59           131        N/A           11.7%
                  April 30, 1999*       5.00             -        N/A              -
   Alger:
      American Growth
                    June 30, 2002       3.70        13,759        N/A          (18.4%)
                             2001       4.53        15,974        N/A          (11.8%)
                             2000       5.14        13,560        N/A          (14.8%)
                             1999       6.03         4,419        N/A           20.6%
                  April 30, 1999*       5.00             -        N/A              -
      American Small Cap
                    June 30, 2002       2.29        17,559        N/A          (14.3%)
                             2001       2.68         2,056        N/A          (29.5%)
                             2000       3.80           698        N/A          (24.1%)
                  April 30, 1999*       5.00             -        N/A              -
   Calvert:
      Social Mid Cap Growth
                    June 30, 2002       4.14         1,387        N/A          (19.5%)
                             2001       5.14         1,611        N/A          (12.2%)
                             2000       5.85           714        N/A           11.5%
                             1999       5.25            49        N/A            4.9%
                  April 30, 1999*       5.00             -        N/A              -
   PBHG:
      Growth II
                    June 30, 2002       3.56         1,821        N/A          (16.6%)
                             2001       4.27         2,258        N/A          (40.5%)
                             2000       7.18         2,426        N/A          (16.7%)
                             1999       8.61           316        N/A              -
                  April 30, 1999*       5.00             -        N/A              -
      Technology & Communications
                    June 30, 2002       1.95         2,392        N/A          (42.9%)
                             2001       3.42         4,326        N/A          (52.3%)
                             2000       7.18         6,136        N/A          (42.1%)
                             1999      12.41         3,972        N/A              -
                  April 30, 1999*       5.00             -        N/A              -

*Commenced operations.

   3.    Accumulation Unit Value (continued)
                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return
   T. Rowe Price:
      Equity Income(1)
                    June 30, 2002 $     5.20   $    11,180        N/A           (3.6%)
                             2001       5.40         8,297        N/A            1.5%
                             2000       5.32         4,700        N/A           13.0%
                             1999       4.71         1,557        N/A           (5.9%)
                  April 30, 1999*       5.00             -        N/A              -
      Limited-Term Bond
                    June 30, 2002       5.97         2,673        N/A            1.8%
                             2001       5.86         1,400        N/A            8.5%
                             2000       5.40           110        N/A            8.1%
                     May 1, 2000*       5.00             -        N/A              -
      Mid-Cap Growth
                    June 30, 2002       4.48         2,333        N/A          (10.4%)
                             2001       5.00         1,658        N/A           (0.9%)
                             2000       5.05           364        N/A            0.9%
                     May 1, 2000*       5.00             -        N/A              -
   Janus:
      Worldwide Growth(1)
                    June 30, 2002       4.31         8,150        N/A          (13.0%)
                             2001       4.96         8,578        N/A          (22.4%)
                             2000       6.39         7,873        N/A          (15.7%)
                             1999       7.58         1,783        N/A           51.6%
                  April 30, 1999*       5.00             -        N/A              -
      Flexible Income(1)
                    June 30, 2002       5.91         4,575        N/A            3.2%
                             2001       5.73         2,896        N/A            7.7%
                             2000       5.32         1,210        N/A            6.3%
                             1999       5.01           284        N/A            0.1%
                  April 30, 1999*       5.00             -        N/A              -
   SAFECO:
      RST Equity
                    June 30, 2002       3.35         1,183        N/A          (17.3%)
                             2001       4.05         1,695        N/A           (9.4%)
                             2000       4.47         1,296        N/A          (10.8%)
                             1999       5.01           697        N/A            0.2%
                  April 30, 1999*       5.00             -        N/A              -
      RSt Growth Opportunities
                    June 30, 2002       5.33         2,877        N/A          (17.6%)
                             2001       6.47         2,645        N/A           19.1%
                             2000       5.43         1,048        N/A           (6.2%)
                             1999       5.78           171        N/A           15.7%
                  April 30, 1999*       5.00             -        N/A              -

*Commenced operations.
(1) See footnote 1.

   3.    Accumulation Unit Value (continued)
                                                            Expenses as a
                                      Unit       Net Asset  % of Average      Total
                                      Value       (000s)     Net Assets      Return
Invesco:
      VIF-Dynamics
                    June 30, 2002 $     3.80   $     2,120        N/A          (24.7%)
                             2001       5.05           111        N/A            1.0%
                 August 28, 2001*       5.00             -        N/A              -
      VIF-Financial Services
                    June 30, 2002       4.81           164        N/A           (4.2%)
                             2001       5.02            38        N/A            0.5%
                 August 28, 2001*       5.00             -        N/A              -
      VIF-Health Sciences
                    June 30, 2002       4.25           253        N/A          (15.3%)
                             2001       5.02            71        N/A            0.5%
                 August 28, 2001*       5.00             -        N/A              -
      VIF-Utilities
                    June 30, 2002       3.71           251        N/A          (16.8%)
                             2001       4.45            46        N/A          (10.9%)
                 August 28, 2001*       5.00             -        N/A              -
      VIF-Real Estate Opportunity
                    June 30, 2002       5.66           295        N/A           13.6%
                             2001       4.98             7        N/A           (0.5%)
                 August 28, 2001*       5.00             -        N/A              -
      VIF-High Yield
                    June 30, 2002       3.90            33        N/A          (12.6%)
                             2001       4.46            26        N/A          (10.4%)
                 August 28, 2001*       5.00             -        N/A              -

*Commenced operations.

   4.    Cost of Investments

   The cost of investments at June 30, 2002, is:
         OneAmerica Funds:

     Value                    $    8,225,694
     Money Market                 14,300,114
     Investment Grade Bond         8,270,220
     Asset Director                9,613,500
   Fidelity:
     VIP High Income               2,086,485
     VIP Growth                   13,022,829
     VIP Overseas                    781,383
     VIP Asset Manager             9,118,009
     VIP Index 500                17,513,579
     VIP Equity-Income             5,704,596
     VIP Contrafund                9,574,592
   American Century:
     VP International                941,847
     VP Income
       & Growth                    2,463,153
   Alger:
     American Growth              15,646,141
     American Small Cap           17,828,890
   Calvert:
     Social Mid Cap
                Growth             1,872,269
         PBHG:
     Growth II                $    1,933,877
     Technology &
       Communications              3,131,885
   T. Rowe Price:
     Equity Income                11,669,184
     Limited-Term Bond             2,676,353
     Mid-Cap Growth                2,433,760
   Janus:
     Worldwide Growth             10,428,944
     Flexible Income               4,578,616
   SAFECO:
     RST Equity                    1,528,059
     RST Growth
       Opportunities               3,253,053
   INVESCO:
     VIF-Dynamics                  2,121,165
     VIF-Financial
       Services                      173,442
     VIF-Health Sciences             274,990
     VIF-Utilities                   273,570
     VIF-Real Estate
       Opportunity                   290,299
     VIF-High Yield                   36,500


 5.    Mutual Fund Shares
   Mutual fund shares owned at June 30, 2002:
         OneAmerica Funds:
     Value                           433,097
     Money Market                 14,301,352
     Investment Grade Bond           752,148
     Asset Director                  652,149
   Fidelity:
     VIP High Income                 282,384
     VIP Growth                      307,264
     VIP Overseas                     56,477
     VIP Asset Manager               587,592
     VIP Index 500                   118,911
     VIP Equity-Income               247,522
     VIP Contrafund                  420,208
   American Century:
     VP International                150,356
     VP Income
       & Growth                      365,056
   Alger:
     American Growth                 458,643
     American Small Cap            1,237,489
   Calvert
     Social Mid-Cap
             Growth                   67,542
         PBHG:
     Growth II                       195,391
     Technology &
       Communications              1,286,314
   T Rowe Price:
     Equity Income                   609,624
     Limited-Term Bond               530,269
     Mid-Cap Growth                  142,640
   Janus:
     Worldwide Growth                329,713
     Flexible Income                 390,033
   Safeco:
     RST Equity                       57,910
     RST Growth
       Opportunities                 160,018
   INVESCO:
     VIF-Dynamics                    176,742
     VIF-Financial
       Services                        6,285
     VIF-Health Sciences               5,909
     VIF-Utilities                    26,579
     VIF-Real Estate
       Opportunity                    35,640
     VIF-High Yield                   10,938

 6.    Net Assets
   Net Assets at June 30, 2002 are:

                                                   OneAmerica Funds
                                                                  Investment
                                   Value        Money Market      Grade Bond     Asset Director
Proceeds from units sold    $     10,990,316 $ 2,292,433,842  $    11,703,539  $    11,511,837
Cost of units redeemed            (3,040,342) (2,278,629,366)      (3,763,942)      (2,171,135)
Account charges                      (68,506)       (591,056)        (105,259)         (82,996)
Net investment income                123,375       1,086,694          359,772          181,183
Net realized gain (loss)              37,016               -           76,110           34,260
Realized gain distributions          183,835               -                -          140,351
Unrealized appreciation
   (depreciation)                     32,601               -          (49,997)          72,862

                            $      8,258,295 $    14,300,114  $     8,220,223  $     9,686,362


                                                         Fidelity
                                   VIP              VIP              VIP              VIP
                               High Income        Growth          Overseas       Asset Manager
Proceeds from units sold    $      3,018,169 $    21,369,278  $   229,766,319  $    12,983,323
Cost of units redeemed              (918,252)     (7,906,039)    (230,090,903)      (4,115,329)
Account charges                      (40,151)       (298,410)         (47,568)        (213,478)
Net investment income                343,739         468,829           69,379          819,689
Net realized gain (loss)            (317,020)     (1,259,981)       1,033,583         (459,325)
Realized gain distributions                0         649,152           50,573          103,129
Unrealized appreciation
   (depreciation)                   (539,023)     (4,702,131)         (22,899)      (1,596,827)

                            $      1,547,462 $     8,320,698  $       758,484  $     7,521,182


                                                                                   American
                                                 Fidelity                           Century
                                   VIP              VIP              VIP              VP
                                Index 500      Equity-Income     Contrafund      International
Proceeds from units sold    $     26,960,149 $     7,083,909  $    15,333,344  $    45,078,952
Cost of units redeemed            (9,025,208)     (1,589,119)      (5,693,742)     (43,774,691)
Account charges                     (370,892)        (96,097)        (210,368)         (26,878)
Net investment income                365,184         266,506          444,016           13,071
Net realized gain (loss)            (415,654)        (70,485)        (471,536)        (419,897)
Realized gain distributions                -         109,882          172,879           71,290
Unrealized appreciation
   (depreciation)                 (4,262,145)       (625,442)      (1,250,270)          (2,121)

                            $     13,251,434 $     5,079,154  $     8,324,323  $       939,726


   Net Assets at June 30, 2002 are:

                                American
                                 Century                   Alger                    Calvert
                                VP Income        American         American      Social Mid Cap
                                & Growth          Growth          Small Cap         Growth
Proceeds from units sold    $      3,366,956 $   240,086,745  $ 1,015,255,895  $     2,797,499
Cost of units redeemed              (825,489)   (219,051,151)    (998,469,945)        (888,283)
Account charges                      (39,591)       (455,440)        (117,789)         (28,873)
Net investment income                 32,421       1,320,197              494           55,800
Net realized gain (loss)             (71,144)     (8,139,160)       1,160,235         (168,395)
Realized gain distributions                -       1,884,950                -          104,522
Unrealized appreciation
   (depreciation)                   (367,734)     (1,886,837)        (268,919)        (484,962)

                            $      2,095,419 $    13,759,304  $    17,559,971  $     1,387,308


                                          PBHG                          T. Rowe Price
                                                  Tech &                         Limited-Term
                                Growth II          Comm.        Equity Income        Bond
Proceeds from units sold    $    404,621,635 $   252,554,437  $    17,234,225  $     3,075,077
Cost of units redeemed          (401,126,965)   (238,790,332)      (5,940,951)        (453,805)
Account charges                      (88,597)       (201,465)        (193,078)         (22,351)
Net investment income                 43,099         711,566          517,988           72,873
Net realized gain (loss)          (1,515,295)    (13,309,623)         (75,163)           4,559
Realized gain distributions                -       2,167,297          126,163                -
Unrealized appreciation
   (depreciation)                   (112,845)       (739,337)        (488,676)          (3,281)

                            $      1,821,032 $     2,392,543  $    11,180,508  $     2,673,072


                              T. Rowe Price                Janus
                                 Mid-Cap         Worldwide        Flexible
                                 Growth           Growth           Income
Proceeds from units sold    $     34,339,027 $    49,294,618  $     5,733,252
Cost of units redeemed           (32,173,164)    (36,431,771)      (1,403,490)
Account charges                      (27,971)       (247,568)         (57,698)
Net investment income                  4,888         606,225          299,668
Net realized gain (loss)             290,979      (2,792,559)           6,885
Realized gain distributions                -               -                -
Unrealized appreciation
   (depreciation)                   (100,173)     (2,278,446)          (3,526)

                            $      2,333,586 $     8,150,497  $     4,575,089


   Net Assets at June 30, 2002 are:

                                         SAFECO                            INVESCO
                                                RST Growth          VIF-         VIF-Financial
                               RST Equity      Opportunities      Dynamics         Services
Proceeds from units sold    $      3,406,608 $     4,286,211  $    26,717,900  $       178,792
Cost of units redeemed            (1,676,657)     (1,107,919)     (24,452,774)          (5,591)
Account charges                      (46,371)        (46,466)          (2,719)            (694)
Net investment income                 59,463         123,806                0              124
Net realized gain (loss)            (214,984)        (58,227)        (141,296)            (128)
Realized gain distributions                0          55,648               54              939
Unrealized appreciation
   (depreciation)                   (344,959)       (375,933)            (264)          (9,349)

                            $      1,183,100 $     2,877,120  $     2,120,901  $       164,093


                                                          INVESCO
                               VIF-Health                      VIF-Real Estate       VIF-
                                Sciences       VIF-Utilities     Opportunity      High Yield
Proceeds from units sold    $        401,589 $       296,124  $       318,319  $        56,917
Cost of units redeemed              (119,446)        (21,002)         (30,048)         (19,632)
Account charges                       (1,164)         (1,100)            (379)            (259)
Net investment income                      0             849               75            1,310
Net realized gain (loss)              (6,000)         (1,301)           2,332           (1,836)
Realized gain distributions               12               0                0                0
Unrealized appreciation
   (depreciation)                    (21,571)        (21,930)           5,615           (3,011)

                            $        253,420 $       251,640  $       295,914  $        33,489


                              FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are not annualized. This information pertains to the six months ended June 30, 2002.

         OneAmerica Funds:
     Equity                         0.0%
     Money Market                   0.9%
     Investment Grade Bond          0.0%
     Managed                        0.0%
   Fidelity:
     VIP High Income                9.9%
     VIP Growth                     0.2%
     VIP Overseas                   0.7%
     VIP Asset Manager              0.7%
     VIP Index 500                  1.2%
     VIP Equity-Income              1.4%
     VIP Contrafund                 0.7%
   American Century:
     VP International               0.7%
     VP Income & Growth             1.0%
   Alger:
     American Growth                0.0%
     American Small Cap             0.0%
   Calvert:
     Social Mid Cap Growth          0.0%
   PBHG:
     Growth II                      0.0%
     Technology &
       Communications               0.0%
   T. Rowe Price:
     Equity Income                  0.7%
     Limited-Term Bond              2.2%
     Mid-Cap Growth                 0.0%
   Janus:
     Worldwide Growth               0.4%
     Flexible Income                3.0%
   SAFECO:
     RST Equity                     0.0%
     RST Growth Opportunities       0.0%
   INVESCO:
     VIF-Dynamics                   0.0%
     VIF-Financial Services         0.0%
     VIF-Health Sciences            0.0%
     VIF-Utilities                  0.5%
     VIF-Real Estate
       Opportunity                  1.5%
     VIF-High Yield                 0.0%